Condensed Statements of Income and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Operating Income
General, Administrative and Other Expenses	$ 3,062	$ 3,182	$ 3,112	$ 3,184	$ 3,105	$ 3,256	$ 3,299	$ 3,486
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	1,233	1,219	1,136	970	995	1,014	958	607	$ 4,558	$ 3,574
Income Tax Benefits	367	360	331	276	263	296	242	122	1,334	923
Net Income	$ 866	$ 859	$ 805	$ 694	$ 732	$ 718	$ 716	$ 485	3,224	2,651
Comprehensive Income									2,986	2,899
Parent Company
Operating Income
Dividends from subsidiary									3,550	3,842
Interest and dividend income from securities and federal funds									43	11
Total operating income									3,593	3,853
General, Administrative and Other Expenses									1,755	1,946
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary									1,838	1,907
Income Tax Benefits									569	648
Income Before Equity in Undistributed Income of Subsidiary									2,407	2,555
Equity in Undistributed Income of Subsidiary									817	96
Net Income									3,224	2,651
Comprehensive Income									$ 2,986	$ 2,899